INTANGIBLE ASSETS AND GOODWILL - Main assumptions used in the annual test (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Main assumptions used in the annual test
Conservative growth rate	3.00%
Argentina operation
Main assumptions used in the annual test
Discount rate	17.10%	20.50%
Chile operation
Main assumptions used in the annual test
Discount rate	7.20%	7.90%
Brazil operation
Main assumptions used in the annual test
Discount rate	9.60%	11.90%
Paraguay operation
Main assumptions used in the annual test
Discount rate	9.10%	10.70%
Minimum
Main assumptions used in the annual test
Perpetuity growth rate	2.00%
Maximum
Main assumptions used in the annual test
Conservative growth rate	7.00%
Perpetuity growth rate	2.50%